Income Taxes - Reconciliation of the Total Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at beginning of year	$ 2,521	$ 1,667
Increase in unrecognized tax benefits as a result of tax positions taken during the current period	242	1,423
Decreases in the unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(164)	(569)
Unrecognized tax benefits at end of year	$ 2,599	$ 2,521